Cash and Cash Equivalents and Temporary Investments - Temporary investments (Details) $ in Thousands	Dec. 31, 2018 MXN ($)
Cash and Cash Equivalents and Temporary Investments
Short-term investments	$ 27,988
Current maturities of non-current financial assets	3,004
Total temporary investments	$ 30,992